Staff Costs (Tables)	12 Months Ended
Jan. 31, 2020
Staff Costs
Disclosure of Detailed Information About Employee Benefits Expense

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Employee benefits expense:
- Salaries and wages	26,920	30,872	33,613
- Defined contribution expenses	1,089	508	545
	28,009	31,380	34,158